Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
12. Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders, which excludes shares which are legally outstanding, but subject to repurchase by the Company (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss	$(22,485)	$(24,682)	$(101,733)	$(76,453)

Denominator:
Weighted-average common shares outstanding	57,977,907	58,189,211	58,064,472	58,085,711
Less: weighted-average unvested restricted shares and shares subject to repurchase	(720,666)	(2,983,072)	(1,315,477)	(3,494,118)

Weighted-average shares used to compute basic and diluted net loss per share attributable to common stockholders	57,257,241	55,206,139	56,748,995	54,591,593
Net loss per share attributable to common stockholders—basic and diluted:	$(0.39)	$(0.45)	$(1.79)	$(1.40)

Anti-dilutive Outstanding Shares or Equivalents
The following outstanding options, unvested shares, and ESPP shares were excluded (as common stock equivalents) from the computation of diluted net loss per common share for the periods presented as their effect would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Options to purchase common stock	6,380,515	7,849,590	6,380,515	7,849,590
Common stock subject to vesting or repurchase	873,062	3,236,152	873,062	3,236,152
Employee Stock Purchase Plan shares	10,437	128,888	10,437	128,888

Total	7,264,014	11,214,630	7,264,014	11,214,630

12. Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders, which excludes shares which are legally outstanding, but subject to repurchase by the Company (in thousands, except share and per share amounts):

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(101,052)	$(70,760)

Denominator:
Weighted-average common shares outstanding	58,111,437	35,121,114
Less: weighted-average unvested restricted shares and shares subject to repurchase	(3,237,762)	(6,201,859)

Weighted-average shares used to compute basic and diluted net loss per share attributable to common stockholders	54,873,675	28,919,255
Net loss per share attributable to common stockholders—basic and diluted:	$(1.84)	$(2.45)

Anti-dilutive Outstanding Shares or Equivalents
The following outstanding options, unvested shares, and ESPP shares were excluded (as common stock equivalents) from the computation of diluted net loss per common share for the periods presented as their effect would have been antidilutive (in thousands):

	Year Ended December 31,
	2022	2021
Options to purchase common stock	7,755,303	5,056,743
Common stock subject to vesting or repurchase	2,767,526	4,774,798
Employee Stock Purchase Plan shares	168,080	99,252

Total	10,690,909	9,930,793